UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 1561 )

Exact name of registrant as specified in charter: Putnam Vista Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2007

Date of reporting period: October 31, 2006

Item 1. Schedule of Investments:

Putnam Vista Fund

The fund's portfolio
10/31/06 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value

Aerospace and Defense (2.0%)
L-3 Communications Holdings, Inc.	605,728	$48,773,219

Airlines (1.1%)
Southwest Airlines Co.	1,788,000	26,873,640

Automotive (2.2%)
Harley-Davidson, Inc. (S)	560,000	38,432,800
Oshkosh Truck Corp.	357,333	16,155,025
		54,587,825

Banking (1.2%)
Unibanco-Uniao de Bancos Brasileiros SA ADR (Brazil)
(S)	377,500	29,728,125

Beverage (0.5%)
Hansen Natural Corp. (NON) (S)	377,200	11,976,100

Biotechnology (1.3%)
Genzyme Corp. (NON)	470,700	31,776,957

Building Materials (0.5%)
Building Materials Holding Corp. (S)	425,900	11,098,954

Commercial and Consumer Services (4.1%)
Alliance Data Systems Corp. (NON)	90,900	5,519,448
Corporate Executive Board Co. (The) (S)	377,724	33,927,170
Equifax, Inc.	495,000	18,824,850
Monster Worldwide, Inc. (NON)	467,500	18,938,425
Paychex, Inc.	578,600	22,843,128
		100,053,021

Communications Equipment (1.5%)
F5 Networks, Inc. (NON) (S)	359,700	23,808,543
Harris Corp.	279,700	11,915,220
		35,723,763

Computers (5.4%)
Brocade Communications Systems, Inc. (NON) (S)	727,200	5,897,592

Emulex Corp. (NON)	934,763	17,573,544
Lexmark International, Inc. Class A (NON) (S)	595,400	37,861,486
Network Appliance, Inc. (NON)	1,453,800	53,063,700
Polycom, Inc. (NON) (S)	593,600	16,264,640
		130,660,962

Construction (0.3%)
Eagle Materials, Inc. (S)	193,700	7,108,790

Consumer Cyclicals (1.0%)
Harman International Industries, Inc. (S)	241,487	24,716,194

Consumer Finance (0.9%)
Accredited Home Lenders Holding Co. (NON) (S)	380,500	11,643,300
Nelnet, Inc. Class A (NON)	384,976	11,333,693
		22,976,993

Consumer Goods (1.0%)
Newell Rubbermaid, Inc. (S)	897,800	25,838,684

Consumer Services (0.4%)
Labor Ready, Inc. (NON)	594,215	10,404,705

Electrical Equipment (1.6%)
WESCO International, Inc. (NON) (S)	596,800	38,953,136

Electronics (3.3%)
Altera Corp. (NON) (S)	562,500	10,372,500
Analog Devices, Inc.	577,300	18,369,686
Freescale Semiconductor, Inc. Class B (NON)	490,000	19,271,700
MEMC Electronic Materials, Inc. (NON) (S)	543,200	19,283,600
Micron Technology, Inc. (NON)	557,100	8,050,095
Omnivision Technologies, Inc. (NON) (S)	341,400	5,605,788
		80,953,369

Energy (1.8%)
BJ Services Co.	396,900	11,970,504
Grey Wolf, Inc. (NON) (S)	4,468,400	31,278,800
		43,249,304

Financial (1.8%)
Assurant, Inc.	252,300	13,286,118
Moody's Corp.	448,100	29,709,030
		42,995,148

Food (1.4%)

Campbell Soup Co. (S)	495,200	18,510,576
McCormick & Co., Inc.	421,100	15,749,140
		34,259,716

Gaming & Lottery (1.4%)
International Game Technology (S)	786,800	33,446,868

Health Care Services (7.2%)
Coventry Health Care, Inc. (NON)	666,700	31,301,565
Humana, Inc. (NON) (S)	546,500	32,790,000
Laboratory Corp. of America Holdings (NON) (S)	353,100	24,183,819
McKesson Corp. (S)	479,900	24,038,191
Pediatrix Medical Group, Inc. (NON)	385,600	17,325,008
Sierra Health Services, Inc. (NON) (S)	1,197,730	41,010,275
WellCare Health Plans, Inc. (NON)	103,900	6,104,125
		176,752,983

Homebuilding (1.3%)
NVR, Inc. (NON)	55,792	31,327,208

Insurance (1.4%)
W.R. Berkley Corp.	935,625	34,487,138

Investment Banking/Brokerage (2.3%)
Bear Stearns Cos., Inc. (The) (S)	332,495	50,323,118
Nuveen Investments, Inc. Class A	122,600	6,044,180
		56,367,298

Leisure (0.3%)
Thor Industries, Inc. (S)	179,500	7,865,690

Lodging/Tourism (1.1%)
Choice Hotels International, Inc. (S)	635,000	26,619,200

Machinery (4.3%)
Cummins, Inc. (S)	199,400	25,319,812
JLG Industries, Inc.	691,000	19,106,150
Manitowoc Co., Inc. (The) (S)	145,000	7,957,600
MSC Industrial Direct Co., Inc. Class A	643,309	26,324,204
Parker-Hannifin Corp.	34,000	2,843,420
Terex Corp. (NON) (S)	231,780	11,996,933
Wabtec Corp. (S)	338,700	10,631,793
		104,179,912

Manufacturing (4.3%)
Actuant Corp. Class A (S)	210,603	10,812,358

Dover Corp.	373,809	17,755,928
Freightcar America, Inc. (S)	190,100	10,107,617
Graco, Inc. (S)	836,775	34,106,949
IDEX Corp.	410,200	19,238,380
Roper Industries, Inc. (S)	269,871	12,913,327
		104,934,559

Medical Technology (5.0%)
Becton, Dickinson and Co.	155,900	10,917,677
C.R. Bard, Inc. (S)	542,900	44,496,084
Cytyc Corp. (NON)	52,900	1,397,618
Dade Behring Holdings, Inc.	95,600	3,482,708
Kinetic Concepts, Inc. (NON) (S)	618,500	21,499,060
Mentor Corp. (S)	313,700	14,681,160
Respironics, Inc. (NON)	345,200	12,192,464
Varian Medical Systems, Inc. (NON)	221,800	12,167,948
		120,834,719

Metals (2.2%)
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	554,600	33,542,208
IPSCO, Inc. (Canada)	209,400	19,147,536
		52,689,744

Oil & Gas (3.5%)
EOG Resources, Inc.	644,400	42,871,932
Frontier Oil Corp.	887,200	26,083,680
Sunoco, Inc.	262,800	17,378,964
		86,334,576

Pharmaceuticals (2.2%)
Barr Pharmaceuticals, Inc. (NON)	590,800	30,940,196
Endo Pharmaceuticals Holdings, Inc. (NON) (S)	803,299	22,926,153
		53,866,349

Power Producers (1.6%)
AES Corp. (The) (NON) (S)	1,808,600	39,771,114

Publishing (0.7%)
Marvel Entertainment, Inc. (NON) (S)	715,051	18,126,543

Real Estate (1.1%)
CB Richard Ellis Group, Inc. Class A (NON)	865,300	25,984,959

Restaurants (1.5%)
Darden Restaurants, Inc. (S)	855,439	35,842,894

Retail (8.1%)

American Eagle Outfitters, Inc. (S)	657,315	30,105,027
AnnTaylor Stores Corp. (NON) (S)	611,500	26,918,230
Bed Bath & Beyond, Inc. (NON) (S)	344,500	13,879,905
Claire's Stores, Inc.	953,252	27,024,694
Dress Barn, Inc. (NON) (S)	359,700	7,812,684
Guess ?, Inc. (NON) (S)	652,158	37,140,398
Skechers U.S.A., Inc. Class A (NON) (S)	280,100	8,372,189
Staples, Inc.	1,488,174	38,380,007
Toro Co. (The) (S)	183,633	7,925,600
		197,558,734

Schools (1.3%)
Apollo Group, Inc. Class A (NON) (S)	850,700	31,441,872

Semiconductor (1.7%)
Lam Research Corp. (NON) (S)	857,535	42,405,106

Software (5.7%)
Autodesk, Inc. (NON)	782,500	28,756,875
BMC Software, Inc. (NON) (S)	667,245	20,224,196
Citrix Systems, Inc. (NON)	312,350	9,223,696
McAfee, Inc. (NON)	886,928	25,658,827
Red Hat, Inc. (NON) (S)	977,700	16,014,726
Websense, Inc. (NON) (S)	1,403,700	38,419,269
		138,297,589

Technology Services (2.2%)
Fair Isaac Corp. (S)	856,500	31,373,595
Global Payments, Inc.	516,872	22,592,475
		53,966,070

Textiles (2.5%)
Coach, Inc. (NON)	944,700	37,447,908
Gymboree Corp. (The) (NON) (S)	191,500	8,897,090
Phillips-Van Heusen Corp. (S)	319,600	14,624,896
		60,969,894

Tobacco (1.9%)
UST, Inc. (S)	882,500	47,266,700

Transportation Services (1.5%)
C.H. Robinson Worldwide, Inc. (S)	736,939	30,759,834
Expeditors International of Washington, Inc.	141,200	6,694,293
		37,454,127

Total common stocks (cost $2,285,841,013)		$2,431,500,451

SHORT-TERM INVESTMENTS (20.1%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.44% and
due dates ranging from November 1, 2006 to
December 22, 2006 (d)	$474,043,568	$472,732,171
Putnam Prime Money Market Fund (e)	17,975,090	17,975,090

Total short-term investments (cost $490,707,261)		$490,707,261

TOTAL INVESTMENTS

Total investments (cost $2,776,548,274)(b)		$2,922,207,712

NOTES

(a) Percentages indicated are based on net assets of $2,440,562,643.

(b) The aggregate identified cost on a tax basis is $2,777,304,704, resulting in gross unrealized appreciation and depreciation of $268,371,833 and $123,468,825, respectively, or net unrealized appreciation of $144,903,008.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At October 31, 2006 the value of securities loaned amounted to $458,898,265. The fund received cash collateral of $472,732,171 which is pooled with collateral of other Putnam funds into 42 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $160,554 for the period ended October 31, 2006. During the period ended October 31, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $147,871,385 and $129,896,295, respectively.

(S) Securities on loan, in part or in entirety, at October 31, 2006.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Vista Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 28, 2006